Sales contracts (Details) - Schedule of uranium sales contracts over the next five years	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of uranium sales contracts over the next five years [Abstract]
Fiscal 2023	$ 500,000
Fiscal 2024	600,000
Fiscal 2025	700,000
Fiscal 2026	700,000
Fiscal 2027	$ 650,000